Related Party - Additional Information (Details) - EUR (€)	3 Months Ended			6 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Oct. 10, 2023	Sep. 30, 2023
Disclosure of transactions between related parties [line items]
Right of use Assets	€ 164,121,000			€ 164,121,000			€ 122,984,000
TRA liability	345,300,000			345,300,000		€ 343,600,000
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments	100,000		€ 100,000	200,000	€ 200,000
Lease liability	1,500,000			1,500,000			1,700,000
Right of use Assets	1,500,000			1,500,000			1,700,000
Outstanding receivables							2,500,000
Management Investment Plan
Disclosure of transactions between related parties [line items]
Paid personal income taxes for the fully vested program		€ 6,800,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Marketing expenses	0		0	0	100,000
Lease liability	100,000			100,000
Right of use Assets	100,000			100,000			100,000
Consulting fees and cost reimbursements	100,000		€ 100,000	300,000	€ 100,000
Corresponding lease liability to lease payments							€ 100,000
TRA liability	345,300,000			345,300,000
Director compensation	€ 100,000			€ 100,000